SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as certain financial instruments classified as liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars ("dollars")
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and of certain of its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate. Thus, the functional and reporting currency of those companies is the dollar. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of certain subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as an accumulated other comprehensive loss component of shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.
Restricted cash
e.	Restricted cash:
Restricted cash has been primarily invested in short-term deposits to secure the Company's obligations under the office lease agreement.
Property and equipment, net
f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20 – 33 (mainly 33)
Office furniture and equipment	10 – 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Goodwill and other intangible assets
g.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Under ASC No. 350, "Intangibles – Goodwill and other" ("ASC No. 350"), goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. In accordance with ASC No. 350, the Company performs an annual impairment test on October 31 of each year.

The Company operates in one operating segment and this segment comprises the only reporting unit. The Company tests goodwill using the two-step process in accordance with ASC No. 350. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2015, 2014 and 2013, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their estimated useful lives. Intangible assets consist of core technology, customer relationships and non-competition agreement. Core technology, except for technology acquired from Hayes, and non-competition agreements are amortized on a straight-line basis. Core technology acquired from Hayes and customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method.

Impairment of long-lived assets and intangible assets subject to amortization
h.	Impairment of long-lived assets and intangible assets subject to amortization:

According to ASC No. 360, "Property, Plant and Equipment", the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During the years ended December 31, 2015, 2014 and 2013, no impairment of long-lived assets and intangible assets was identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants would consider in valuations of similar assets.

Business combinations

i.	Business combinations:

The Company accounted for business combinations in accordance with ASC No. 805, "Business Combinations" ("ASC No. 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of operations. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of operations.

Acquisition related costs are expensed to the statement of operations in the period incurred.

Research and development costs

j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Income taxes
k.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

In November 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update ("ASU") No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” ("ASU 2015-17"). ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and non-current amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as non-current in the consolidated balance sheet.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income (income tax benefit).

The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior periods have been retrospectively adjusted.

As a result of the adoption of ASU 2015-17, the Company made the following adjustments to the 2014 balance sheet: a $181 decrease to current deferred tax assets, and a corresponding increase of $181 to non-current deferred tax asset.

Revenue recognition
l.         Revenue recognition:

The Company generates revenues mainly from license fees and sublicense fees for the right to use its software products and maintenance, support, consulting and training services. The Company grants licenses to its products primarily through its direct sales force and indirectly through original equipment manufacturers ("OEMs"), distributors, resellers and value added resellers ("VARs"). The customers, OEMs, distributors, resellers or VARs, as the case may be, are considered to be end users for purposes of revenue recognition.

The Company accounts for software sales in accordance with ASC No. 985-605, "Software Revenue Recognition" ("ASC No. 985-605"). Revenue from license fees and services are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable. The Company usually does not grant a right of return to its customers.

As required by ASC No. 985-605, the Company determines the value of the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements of the support and maintenance agreements or services included. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Maintenance and support agreements provide customers with rights to unspecified software product updates, if and when available. These services grant the customers telephone access to technical support personnel during the term of the service. The Company recognizes maintenance and support services revenues ratably over the term of the agreement, typically one year.

Arrangements for the sale of software products that include consulting and training services are evaluated to determine whether those services are essential to the functionality of other delivered elements of the arrangement. The Company determined that these services are not considered essential to the functionality of other elements of the arrangement; therefore, these revenues are recognized as a separate element of the arrangement.

Service revenues are recognized as the services are performed.

Revenues from royalties are recognized according to quarterly royalty reports received from the applicable distributors and OEMs. The Company is entitled to either a percentage of the distributor or OEM's revenue from the combined product or to a percentage of the revenues of the product sold, as the case may be.

Deferred revenue includes unearned amounts paid under maintenance and support contracts and amounts received from customers under license agreements but not recognized as revenues.

Cost of Revenues
m.	Cost of Revenues:

Cost of software licenses is comprised mainly of amortization of core technology acquired. Cost of maintenance and services is comprised mainly of post-sale customer support and professional services personnel.

Concentrations of credit risks
n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, foreign exchange contracts and trade receivables.

Cash and cash equivalents and restricted cash are invested in major banks mainly in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions, such as Israel. Generally these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, Europe and Far East. The Company performs ongoing credit evaluations of its customers and, through December 31, 2015, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no material bad debt expenses or write-offs recorded for the years ended December 31, 2015, 2014 and 2013.

Accounting for share-based compensation
o.	Accounting for share-based compensation

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 is applicable for stock-based awards exchanged for employees' services and in certain circumstances for nonemployee directors. Pursuant to ASC No. 718, share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense ratably on a straight line basis over the requisite service period, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from tax deductions in excess of the equity-based compensation costs recognized for those equity-based awards to be classified as financing cash flows. During the years ended December 31, 2015, 2014 and 2013, the Company classified $ 218, $ 121 and $ 189, respectively, of excess tax benefit from equity-based compensation as financing cash flows.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock options awards. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected option term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically, the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2015, 2014 and 2013 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2015	2014	2013

Dividend yield	0%	0%	0%
Expected volatility	52%	61%	69%
Risk-free interest	1.29%	1.24%	1.03%
Expected life (in years)	4	4	4

The fair value of each restricted stock unit (“RSU”) is the market value as determined by the closing price of the common share prior to the day of grant.

The Company applies ASC No. 505-50, "Equity-Based Payments to Non-Employees", with respect to options issued to non-employees.

Derivatives and hedging
p.        Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging" ("ASC No. 815"). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels ("NIS"). As of December 31, 2015 and 2014, the fair value of the Company's outstanding forward and option contracts amounted to $ 62 and $ 196, respectively, which is included within accrued expenses and other current liabilities in the balance sheets. The Company measured the fair value of these contracts in accordance with ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), and they were classified as level 2. Net income (loss) from hedging transactions recognized in financial expenses, net during 2015, 2014 and 2013 was ($30), ($201) and $21, respectively.

As of December 31, 2015 and 2014, the notional principal amount of the hedging contracts to sell U.S. dollars held by the Company was $6,471 and $6,574, respectively.

The fair value of the Company's outstanding derivative designated as cash flow hedging instruments was recorded as liability of $58 and $0, as of December 31, 2015 and 2014, respectively, which is included within ”Accrued expenses and other current liabilities” in the balance sheet.

The fair value of the Company's outstanding hedging contracts that were not designated as hedging instruments was recorded as liability of $4 and $196, as of December 31, 2015 and 2014, respectively, which is included within ”Accrued expenses and other current liabilities” in the balance sheet.

Basic and diluted net loss per share
q.	Basic and diluted net loss per share:

Basic and diluted loss per ordinary share are presented in conformity with ASC No. 260 "Earnings Per Share", for all years presented. Basic loss per ordinary share is computed by dividing the net loss for each reporting period by the weighted average number of ordinary shares outstanding during the period. Diluted loss per ordinary share is computed by dividing the net loss for each reporting period plus additional expense or income that would have been outstanding if potentially dilutive securities had been exercised during the period by the weighted average number of ordinary shares outstanding during the period plus any additional ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

The total number of shares related to the outstanding stock options excluded from the calculation of diluted net loss per share due to their anti-dilutive effect was 1,974,962, 1,888,768 and 1,714,765 for the years ended December 31, 2015, 2014 and 2013, respectively.

Severance pay
r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent monthly salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances that are considered as termination under the Severance Pay Law, Israeli employees are generally entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with a severance pay fund, insurance policies and by an accrual.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the employee's obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets.

The Company's agreements with employees in Israel, joining the Company since December 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereby the Company's contributions for severance pay fully cover its severance liability. Such deposits and related obligations are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been fully paid.

Severance pay expense for the years ended December 31, 2015, 2014 and 2013 amounted to $ 682, $ 594 and $ 423, respectively.

Fair value of financial instruments
s.	Fair value of financial instruments:

The Company applies ASC No. 820, pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No. 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other current liabilities approximate their fair values due to the short-term maturity of these instruments.

Comprehensive income (loss)
t.         Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income."  This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.  Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders.

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for 2015:

	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$-	$(871)	$(871)
Other comprehensive loss before reclassifications	(64)	(208)	(272)
Amounts reclassified from accumulated other comprehensive	6	-	6
Net current period other comprehensive loss	(58)	(208)	(266)
Ending Balance	(58)	(1,079)	(1,137)

Impact of recently issued accounting standard not yet adopted
u.	Impact of recently issued accounting standard not yet adopted:

1.
In May 2014, FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers" ("ASU 2014-09"). ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services.

As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is still evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

2.
In February 2016, the FASB issued ASU 2016-02, "Leases". The updated standard aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. This update is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods; early adoption is permitted and modified retrospective application is required. The Company is in the process of evaluating this guidance to determine the impact it will have on its financial statements.